Goodwill and other intangible assets (Details 2) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill
Goodwill at beginning of the year before accumulated impairment losses	₩ 8,232	₩ 8,232	₩ 8,232
Accumulated impairment losses at beginning of year	(8,232)	(7,022)	(7,022)
Goodwill at beginning of year	0	1,210	1,210
Impairment losses	0	(1,210)	0
Goodwill at ending of the year before accumulated impairment losses	8,232	8,232	8,232
Accumulated impairment losses at ending of year	(8,232)	(8,232)	(7,022)
Goodwill at end of the year	₩ 0	0	₩ 1,210
NeoCyon, Inc.
Goodwill
Impairment losses		₩ (1,210)